Revenues	12 Months Ended
Dec. 31, 2018
Revenues [Abstract]
Revenues

Note 14 – Revenues

	For the year ended December 31
	2016	2017	2018
	Thousand USD	Thousand USD	Thousand USD
Consumables	15	185	190
Support services (*)	-	-	400
Sales of printers (*)	-	276	4,320
Total	15	461	4,910
Printers rental	31	368	190
Total revenue	46	829	5,100

(*) The Company's identified separated distinct performance obligations that includes: Printer, maintenance, training and installation. The Company allocates the transaction price to the identified performance obligations based on the residual approach, while allocating the estimated standalone selling prices for performance obligations relating to maintenance, training and installation services, and the residual is allocated to the printer.

Revenues allocated to the printers and ink are recognized when the control is passed at a point in time. Maintenance revenue is recognized ratably, on a straight-line basis, over the period of the services. Revenue from training and installation is recognized during the time of performance.

Revenues per geographical locations:

	For the year ended December 31,
	2016	2017	2018
	Thousands USD	Thousands USD	Thousands USD
USA	21	481	2,727
Asia Pacific	-	156	1,239
Europe and Israel(*)	25	192	1,134
Total revenue	46	829	5,100

(*) The Company combined all consumables revenues into the Europe and Israel geography, due to immateriality of the amounts.

Timing of revenue recognition:

	For the year ended December 31,
	2016	2017	2018
	Thousands USD	Thousands USD	Thousands USD
Goods and services transferred over time	31	368	590
Goods transferred at a point in time	15	461	4,510
Total revenue	46	829	5,100

The table below provides information regarding receivables, contract assets and contract liabilities deriving from contracts with customers.

	December 31,
	2017	2018
	Thousand USD	Thousand USD
Open balances	81	1,233
Income receivables	13	80
Contract liabilities	76	355

The contract liabilities primarily relate to the advance consideration received from customers for contracts giving yearly warranty and maintenance for the printer. The revenue is recognized in a straight line basis over the contracts period.

Contract costs

Management expects that commissions paid to agents for obtaining contracts are recoverable. The Group applies the expedient included in IFRS 15.94 and recognizes incremental costs for obtaining the contract as an expense as incurred, where the amortization period of the asset it would have otherwise recognized is one year or less.